BUSINESS COMBINATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SLG Innovation Inc [Member]
Business Combination [Line Items]
SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED

	Initial Allocation of Assets and Liabilities	Adjustments	Final Allocation of Assets and Liabilities as of March 31, 2026
Cash consideration:
Cash consideration	$2,000,000	$-	$2,000,000
Less: cash acquired	(34,983)	-	(34,983)
Cash consideration, net of cash acquired	1,965,017	-	1,965,017
Noncash consideration:
Common stock (1)	254,071	250,071	504,142
Series E Convertible Preferred Stock (2)	255,000	-	255,000
Accounts receivable in Cycurion owing from SLG (3)	10,814,147	-	10,814,147
Noncash consideration	11,323,218	250,071	11,573,289
Total consideration	$13,288,235	$250,071	$13,538,306
Assets acquired:
Accounts receivable	$3,066,581	$-	$3,066,581
Total identified assets acquired	3,066,581	-	3,066,581
Liabilities assumed:
Accounts payable	4,317,052	222,313	4,539,365
Accrued liabilities	10,650	54,209	64,859
Payroll liability	40,642	173,629	214,271
Factoring liability	2,176,922	-	2,176,922
Due to related parties	18,000	-	18,000
Loans payable	625,222	-	625,222
Liabilities to Cycurion	2,982,908	-	2,982,908
Total identified liabilities assumed	10,171,396	450,151	10,621,547
Net identifiable liabilities assumed	(7,104,815)	(450,151)	(7,554,966)
Elimination of inter-company balances	2,982,908	-	2,982,908
Non-controlling interest	(3,464,218)	-	(3,464,218)
Goodwill	13,945,924	700,222	14,646,146
Net assets acquired	$13,288,235	$250,071	$13,538,306

(1)	Represents the fair value of 33,609 shares of common stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
(2)	Represents the fair value of the Series E Convertible Preferred Stock on an as converted to common stock basis using the quoted price of the Company’s common stock on the date of issuance.
(3)	Represents the fair value of the accounts receivable owed to Cycurion by SLG.
(4)	Fair value of the noncontrolling interest based on NCI’s 49% interest in the net assets acquired.
(5)	Goodwill is calculated as total consideration paid less net assets acquired.

Table 8: SLG Valuation
	Initial Allocation of Assets and Liabilities	Adjustments	Estimated Allocation of Assets and Liabilities as of December 31, 2025
Cash consideration:
Cash consideration	$2,000,000	$-	$2,000,000
Less: cash acquired	(34,983)	-	(34,983)
Cash consideration, net of cash acquired	1,965,017	-	1,965,017
Noncash consideration:
Common Stock (1)	254,071	250,071	504,142
Series E Convertible Preferred Stock (2)	255,000	-	255,000
Accounts receivable in Cycurion owing from SLG (3)	10,814,147	-	10,814,147
Noncash consideration	11,323,218	250,071	11,573,289
Total consideration	$13,288,235	$250,071	$13,538,306
Assets acquired:
Accounts receivable	$3,066,581	$-	$3,066,581
Total identified assets acquired	3,066,581	-	3,066,581
Liabilities assumed:
Accounts payable	4,317,052	-	4,317,052
Accrued liabilities	10,650	54,209	64,859
Payroll liability	40,642	-	40,642
Factoring liability	2,176,922	-	2,176,922
Due to related parties	18,000	-	18,000
Loans payable	625,222	-	625,222
Liabilities to Cycurion	2,982,908	-	2,982,908
Total identified liabilities assumed	10,171,396	54,209	10,225,605
Net identifiable liabilities assumed	(7,104,815)	(54,209)	(7,159,024)
Elimination of inter-company balances	2,982,908	-	2,982,908
Non-controlling interest	(3,464,218)	-	(3,464,218)
Goodwill	13,945,924	304,280	14,250,204
Net assets acquired	$13,288,235	$250,071	$13,538,306

(1)	Represents the fair value of 33,609 Common Stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
(2)	Represents the fair value of the Series E Convertible Preferred Stock as is converted to Common Stock based on the quoted price Common Stock on the date of issuance.
(3)	Represents the fair value of the accounts receivable in Cycurion owing from SLG.
(4)	Fair value of the noncontrolling interest based on NCI’s 49% interest in the net assets acquired.
(5)	Goodwill is calculated as Total Consideration paid less the net assets acquired.

Secuvant LLC [Member]
Business Combination [Line Items]
SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED

Table 6.1: Secuvant Valuation

Preliminary Allocation of Assets and Liabilities
Cash consideration:
Cash consideration	$875,000
Estimated additional cash payments - contingent earn-out	623,970
Less: cash acquired	(558,014)
Estimated cash consideration, net of cash acquired	940,956
Noncash consideration:
Series I Convertible Preferred Stock	2,000,000
Estimated common stock consideration - contingent earn-out	2,495,881
Noncash consideration	4,495,881
Total consideration	$5,436,837
Assets acquired:
Accounts receivable	$23,458
Prepaid expenses	23,895
Total identified assets acquired	47,353
Liabilities assumed:
Accounts payable	265,294
Deferred revenue	392,471
Loans payable - current portion	4,689
Loans payable - non-current portion	327,010
Total identified liabilities assumed	989,464
Net identifiable liabilities assumed	(942,111)
Goodwill	6,378,948
Net assets acquired	$5,436,837